Cover	Dec. 10, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2024
Entity File Number	001-41751
Entity Registrant Name	MDB CAPITAL HOLDINGS, LLC
Entity Central Index Key	0001934642
Entity Tax Identification Number	87-4366624
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14135 Midway Road
Entity Address, Address Line Two	Suite G-150
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	(945)
Local Phone Number	262-9010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Shares, representing Limited Liability Interests
Trading Symbol	MDBH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false